Financial instruments (Details) - Currency risks - Foreign currency forward contracts € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Financial instruments
Gains and losses from the fair value accounting related to foreign currency derivatives | €	€ 9,424	€ (12,410)	€ (20)
Cash flows economically hedged, amount				$ 394,039	$ 344,830	$ 70,500
EUR
Financial instruments
Cash flows economically hedged, amount				349,639	300,430	45,000
GBP
Financial instruments
Cash flows economically hedged, amount	€ 8,400			$ 44,400	$ 44,400	$ 25,500